Expense Example - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2030 Fund - Fidelity Advisor Freedom 2030 Fund - Class Z6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468